Variable Universal Life (VUL)
Issued by C.M. Life Insurance Company
C.M. Life Variable Life Separate Account I

Updating Summary Prospectus – May 1, 2022

This Summary Prospectus summarizes key features of the Variable Universal Life policy, an individual, flexible premium, adjustable, variable life insurance policy (policy) issued by C.M. Life Insurance Company (C.M. Life, Company, we, us, or our).

The current statutory prospectus for the Variable Universal Life policy contains more information about the policy, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the policy online at www.MassMutual.com/VUL. You can also obtain this information at no cost by calling (800) 272-2216 or by sending an email request to MassMutualServiceCenter@MassMutual.com.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The SEC has not approved or disapproved this certificate or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Appendix A – Funds Available Under the Policy	10

Glossary

Account Value. The value of your investment in the Separate Account Divisions and the GPA.

Administrative Office. MassMutual Customer Service Center, PO Box 1865, Springfield, MA 01102-1865, (800) 272-2216, (Fax) (866) 329-4527, www.MassMutual.com

Attained Age. Insured’s age on the Issue Date plus the number of completed Policy Years.

Face Amount. An amount used to determine the insurance coverage the policy provides while it is In Force.

Free Look. Your right to cancel the policy and receive a refund.

Fund(s). The investment entities in which the Separate Account Divisions invest.

Good Order. The actual receipt by our Administrative Office of the instructions related to a request or transaction in writing (or, when permitted, by telephone, fax, website, or other electronic means), within the time limits, if any, along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information includes, to the extent applicable: the completed application or instruction form; your policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Separate Account Divisions affected by the request or transaction; the signatures of all Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions, you may contact our Administrative Office before submitting the form or request.

Grace Period. A period that begins when the Account Value (or Net Surrender Value if there is Policy Debt) is not sufficient to cover monthly charges due and your policy stays In Force, during which you can pay the amount of premium needed to avoid termination.

Guarantee Period. A period in which the policy will remain In Force regardless of the value of the policy. The first Guarantee Period is the first 20 Policy Years, or, if less, to Attained Age 90 of the Insured. The second Guarantee Period is to Attained Age 100 of the Insured.

In Force. Your policy has not terminated.

Initial Face Amount. The Face Amount on the Policy Date.

Insured. The person on whose life the policy is issued.

Issue Date. The date we issue the policy. The Issue Date starts the contestability and suicide periods.

Modified Endowment Contract (MEC). A Modified Endowment Contract (MEC) is a special type of life insurance under federal income tax law. Specifically, the law prescribes a test that is intended to differentiate between policies that are purchased primarily for certain tax advantages, versus policies that are purchased primarily for death protection. MECs are still life insurance and offer tax-free death benefits and tax-deferred cash value accumulation. However, pre-death distributions (including loans) are taxed as “income first” (not cost basis first), meaning they are taxable to the extent of gain in the policy. In addition, distributions may be subject to a 10% additional tax.

Monthly Charge Date. The Policy Date and the same day of each succeeding calendar month.

Net Premium. A premium payment received in Good Order minus the premium expense charge.

Monthly Charge Date. The Policy Date and the same day of each succeeding calendar month.

Net Surrender Value. Account Value less any surrender charges and Policy Debt.

Policy Anniversary. The anniversary of the Policy Date.

Policy Date. The starting point for determining the Policy Anniversaries, Policy Years, and Monthly Charge Dates. It is also the day we first deduct monthly charges under the policy.

Policy Debt. All outstanding loans plus accrued interest.

Policy Debt Limit. When total Policy Debt exceeds the Account Value less surrender charges.

Policy Termination. An event where your policy is no longer In Force due to the Account Value becoming too low to support your policy’s monthly charges and the Safety Test is not met, or if the total Policy Debt exceeds the Account Value less surrender charges.

Policy Year. The twelve-month period beginning with the Policy Date, and each successive twelve-month period thereafter.

Safety Test. A no-lapse guarantee that allows you to keep the policy In Force during a Guarantee Period regardless of the value of the policy, as long as the Policy Debt Limit has not been reached.

Separate Account Division. A variable investment division offered through our Separate Account that invests in the corresponding underlying Fund.

Updated Information About Your Policy

The information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2021. This may not reflect all changes that have occurred since you purchased your policy.

New Summary Prospectus

A new SEC rule now allows MassMutual to use this Updating Summary Prospectus instead of the longer statutory prospectus you received annually. This Updating Summary Prospectus provides key information about your policy, as well as any changes that have occurred since the last time the statutory prospectus was updated. More detailed information about your policy, including the statutory prospectus, is available online at www.MassMutual.com/VUL.

Fund Addition	The Invesco V.I. Core Plus Bond Fund was added as an investment option on April, 29, 2022.
Fund Merger	Effective after the close of the New York Stock Exchange on April 29, 2022, the Invesco V.I. Core Bond Fund merged into the Invesco V.I. Core Plus Bond Fund.
Sub-Adviser Change	T. Rowe Price Investment Management, Inc. was added as an investment sub-adviser to the T. Rowe Price Mid-Cap Growth Portfolio.

Important Information You Should Consider About the Variable Universal Life Policy

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you surrender the policy, decrease the Face Amount, or the policy lapses in the first 14 Policy Years or the first 14 years following an increase in Face Amount, a surrender charge may apply. For the Initial Face Amount, rates are based on the Insured’s issue age, gender, risk class, and coverage year. For each increase in the Face Amount, rates are based on the Insured’s Attained Age, gender, risk class on the effective date of the increase, and coverage year. The surrender charge is the sum of surrender charges for the Initial Face Amount and all Face Amount increases.
For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Face Amount and no increases in Face Amount, upon surrender in the first Policy Year, a charge of up to $11,830 could be assessed.

Fee Tables – Transaction Fees – Surrender Charges Charges and Deductions – Transaction Fees – Surrender Charges Death Benefit – Right to Change Face Amount
Transaction Charges

In addition to surrender charges, you also may be charged for other transactions.
Premium Expense Charge. We deduct a premium expense charge from each premium you pay. The current premium expense charge is 5% of each premium payment up to and including the expense premium and 3% of premium over the expense premium. The maximum charge is 7.5% of each premium payment up to and including the expense premium, and 5% of premium over the expense premium.
Withdrawal Fee. When you withdraw a portion of your Account Value, we assess a fee that is the lesser of $25 per withdrawal or 2% of the amount withdrawn. The current withdrawal fee is $0.
Rider Processing Fee. We assess a one-time processing fee of up to $250 (less in some states) when you exercise the Accelerated Death Benefit Rider for Terminal Illness.

Fee Tables – Transaction Fees Fee Tables – Periodic Charges Other Than Fund Operating Expenses Charges and Deductions – Transaction Fees

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)

In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance and cost of optional riders. Those fees and expenses may either be fixed or vary based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy’s specifications pages for rates applicable to your policy.
You also will bear fees and expenses associated with the Funds you choose, as shown below.

Fee Tables – Periodic Charges Other Than Fund Operating Expenses Charges and Deductions – Monthly Charges Against Account Value Appendix A
	Annual Fee	Minimum	Maximum
	Fund options (Fund fees and expenses)	0.27%(1)	1.13%(1)
(1)	As a percentage of Fund assets

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	Principal Risks – Investment Risks Underlying Funds
Not a Short-Term Investment

This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for the first 14 Policy Years and the first 14 years following an increase in Face Amount. These charges will reduce the amount payable to you if you surrender the policy during those times.

Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability
Risks Associated with Investment Options

An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks – Investment Risks Underlying Funds
Insurance Company Risks

An investment in the policy is subject to the risks related to the Depositor (C.M. Life). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of C.M. Life. If C.M. Life experiences financial distress, it may not be able to meet its obligations to you. More information about C.M. Life, including its financial strength ratings, is available at www.MassMutual.com/ratings.

General Information About the Company, the Separate Account, and the Underlying Funds – The Guaranteed Principal Account
Policy Lapse

Your policy could terminate (or lapse) if the Account Value of the policy becomes too low to support the policy’s monthly charges and the Safety Test is not met, or if total Policy Debt exceeds the Account Value less surrender charges. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the policy has lapsed.

Principal Risks – Policy Termination Policy Termination and Reinstatement

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments

Generally, you may transfer Account Value among the Separate Account Divisions and the GPA, subject to certain limitations. We also offer two automated transfer programs: Dollar Cost Averaging and Portfolio Rebalancing.
Transfers of the policy’s Account Value are subject to the following conditions:

•

Transfers from the GPA are limited to one per Policy Year and may not exceed 25% of your Account Value in the GPA (less any Policy Debt).There is one exception to this rule. If you have transferred 25% of the GPA value (less any Policy Debt) for three consecutive years and you have not added any Net Premiums or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA value (less any Policy Debt) out of the GPA in the succeeding Policy Year.

•

Transfers are not permitted during the Free Look period for those policies in which we refund the premium paid less withdrawals and Policy Debt.

•

Transfers (including transfers through automated programs) cannot be processed during a Grace Period.

In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict by the applicable Fund.
C.M. Life also reserves the right to remove or substitute Funds as investment options that are available under the policy.

Transfers General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds – Addition, Removal, Closure, or Substitution of Funds
Optional Benefits

Optional benefits, such as riders, may alter the benefits or charges in your policy. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders.

Other Benefits Available under the Policy

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.

•

If you purchase the policy through a qualified retirement plan, you do not receive any additional tax deferral.

•

Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income.

•

If your policy becomes a Modified Endowment Contract or MEC, loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

Federal Income Tax Considerations

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Your registered representative may receive compensation in the form of commissions for selling the policy to you. If your registered representative is also a C.M. Life insurance agent, they are also eligible for certain cash and non-cash benefits from C.M. Life. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the policy may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend this policy over another investment.

Other Information – Distribution
Exchanges

Because the policy is no longer sold, you would not be affected by a scenario in which you are asked to replace an existing life insurance policy you own with a new purchase of this policy. However, in general, you should be aware that some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. Thus, in general, you should only exchange your life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new life insurance policy rather than continue to own the existing policy.

Other Benefits Available Under the Policy – Right to Exchange

Appendix A

Funds Available Under the Policy

The following is a list of Funds currently available under the policy. This list of Funds is subject to change, as discussed in the statutory prospectus for the policy. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/VUL. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to MassMutualServiceCenter@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Insurance Series® Asset Allocation Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.55%	15.10%	11.71%	11.33%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	0.00%	0.72%	0.37%
Fixed Income	Invesco V.I. Core Plus Bond Fund (Series I)(2)(3) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.62% (4)	–1.65%	4.11%	4.19%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.87% (4)	–3.41%	2.37%	3.16%
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.60%	6.40%	5.46%	3.16%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.42%	0.81%	4.45%	3.45%
Balanced	Janus Henderson Balanced Portfolio (Service) Adviser: Janus Capital Management LLC Sub-Adviser: N/A	0.86%	16.91%	14.10%	11.53%
Balanced	MML Blend Fund (Initial Class)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.49%	15.02%	11.68%	11.09%
Large Cap Value	American Century VP Disciplined Core Value Fund (Class I) Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	0.70%	23.65%	13.97%	13.70%
Large Cap Value	American Century VP Value Fund (Class I) Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	0.73% (4)	24.51%	9.55%	12.05%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC	0.43%	30.26%	11.99%	12.70%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Value	T. Rowe Price Equity Income Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	0.74% (4)	25.55%	11.01%	11.81%
Large Cap Blend	American Funds Insurance Series® Growth-Income Fund (Class 2) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.54%	24.10%	16.39%	15.41%
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Initial Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.60%	27.83%	20.17%	16.64%
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.68%	18.89%	8.37%	11.89%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.79%	27.57%	15.63%	15.06%
Large Cap Blend	MFS® Investors Trust Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.78% (4)	26.81%	17.24%	15.46%
Large Cap Blend	MML Equity Index Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.	0.27%	28.37%	18.17%	16.24%
Large Cap Growth	Goldman Sachs Strategic Growth Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.74% (4)	21.93%	24.59%	19.03%
Large Cap Growth	Invesco V.I. Capital Appreciation Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80% (4)	22.57%	22.21%	16.78%
Large Cap Growth	Janus Henderson Forty Portfolio (Institutional) Adviser: Janus Capital Management LLC Sub-Adviser: N/A	0.77%	22.90%	25.58%	20.29%
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.76%	16.34%	23.02%	19.14%
Large Cap Growth	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	0.75% (4)	17.62%	23.28%	19.23%
Small/Mid-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	0.91%	25.37%	9.94%	12.13%
Small/Mid-Cap Blend	DWS Small Cap Index VIP (Class A) Adviser: DWS Investment Management Americas, Inc. Sub-Adviser: Northern Trust Investments, Inc.	0.39% (4)	14.50%	11.69%	12.98%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.68%	22.75%	13.99%	14.93%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.83%	19.10%	23.08%	17.84%
Small/Mid-Cap Growth	MFS® New Discovery Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.87% (4)	1.80%	21.30%	16.15%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.08% (4)	7.31%	17.96%	15.86%
Small/Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.84% (4)	14.85%	17.94%	16.36%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (4)	10.22%	11.88%	9.74%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.78%	15.49%	18.18%	14.24%
International/Global	Janus Henderson Global Research Portfolio (Institutional) Adviser: Janus Capital Management LLC Sub-Adviser: N/A	0.77%	18.09%	16.70%	13.59%
International/Global	Templeton Foreign VIP Fund (Class 2) Adviser: Templeton Investment Counsel, LLC Sub-Adviser: N/A	1.11% (4)	4.16%	2.71%	4.00%
Specialty(6)	Invesco V.I. Health Care Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.97%	12.30%	14.76%	13.97%
Specialty(6)	Invesco V.I. Technology Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.98%	14.41%	25.03%	17.48%
Specialty(6)	MML Managed Volatility Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	0.99%	11.54%	6.71%	7.48%
(1)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(2)	Invesco V.I. Core Plus Bond Fund was added as an investment option on April 29, 2022.
(3)	Effective after the close of the New York Stock Exchange on April 29, 2022, the Invesco V.I. Core Bond Fund merged into the Invesco V.I. Core Plus Bond Fund.
(4)	These Funds, and their investment advisers, have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the fund’s total current expenses for Owners and will continue past the current year.
(5)	This is a fund-of-funds investment choice. It is known as a fund-of-funds because it invests in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(6)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

This Summary Prospectus incorporates by reference the Variable Universal Life policy’s statutory prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI includes additional information about C.M. Life Variable Life Separate Account I. You can find the statutory prospectus and SAI at www.MassMutual.com/VUL. You can also obtain this information at no cost by calling (800) 272-2216 or by sending an email request to MassMutualServiceCenter@MassMutual.com.

EDGAR Contract Identifier: C000030137